CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for loan losses (in dollars)	$ 5,886,225	$ 5,561,442
Preferred stock, par value (in dollars per share)	$ 0.10	$ 0.10
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,005,883	7,007,283
Common stock, shares outstanding	7,005,883	7,007,283